Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	AAMRQ
Entity Registrant Name	AMR CORP
Entity Central Index Key	0000006201
Entity Filer Category	Accelerated Filer